Consolidated balance sheets - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Statement of financial position [abstract]
Cash and cash equivalents	SFr 1,019.9	SFr 924.3
Trade receivables	305.4	246.1
Inventories	419.8	419.2
Total other current financial assets	59.2	56.4
Other current operating assets	158.2	113.7
Current assets	1,962.4	1,759.7
Property, plant and equipment	148.8	127.2
Right-of-use assets	494.1	323.6
Intangible assets	54.2	58.3
Deferred tax assets	175.9	107.8
Non-current assets	873.0	617.0
Assets	2,835.4	2,376.7
Trade payables	154.8	166.5
Current lease liabilities	81.2	59.1
Other current financial liabilities	56.7	51.3
Other current operating liabilities	355.4	299.3
Current provisions	13.0	21.7
Income tax liabilities	63.2	62.5
Current liabilities	724.4	660.4
Employee benefit obligations	5.5	8.6
Non-current provisions	20.7	14.9
Non-current lease liabilities	440.3	288.5
Other non-current financial liabilities	2.8	1.7
Deferred tax liabilities	9.3	10.8
Non-current liabilities	478.6	324.5
Share capital	34.1	33.7
Treasury shares	(26.7)	(26.8)
Capital reserves	1,289.0	1,210.0
Other reserves	(46.6)	(4.0)
Retained earnings	382.6	178.9
Equity	1,632.4	1,391.8
Equity and liabilities	SFr 2,835.4	SFr 2,376.7